Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Derivative instruments	$ 4,523	$ 7,021
Taxation loss carryforwards and disallowed finance costs	34,927	44,823
Vessels and equipment	3,554	3,462
Capitalized interest	(2,027)	(2,184)
Gross deferred tax assets	40,977	53,122
Valuation allowance	(41,064)	(53,198)
Net deferred tax liabilities included in accrued liabilities	$ (87)	$ (76)